Share-based Compensation and Incentive Plans (Narrative) (Details) - USD ($)	1 Months Ended		12 Months Ended			36 Months Ended
	May 31, 2016	May 31, 2012	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			10 years
Income tax benefit recognized in net income for share-based compensation			$ 3,000,000	$ 3,000,000	$ 2,000,000
Share-based compensation expense			12,000,000	$ 12,000,000	$ 10,000,000
Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			3,000,000
Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 9,000,000
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	4,400,000	2,000,000
Common stock reserved for issuance (in shares)	16,400,000		5,200,000					5,200,000
Stock Compensation Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	4,400,000
Common stock reserved for issuance (in shares)	9,900,000		2,100,000					2,100,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted			0	0	0
Total intrinsic values of options exercised			$ 100,000	$ 300,000	$ 100,000
Unrecognized compensation cost, net of estimated forfeitures			0					$ 0
Stock option compensation expense			0	0	0
Income tax benefit recognized in net income for share-based compensation			$ 0	$ 0	0
Maximum withhold percentage			10.00%					10.00%
Percentage of discount on stock price			5.00%
ESPP stock issued (in shares)			182,000	166,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, net of estimated forfeitures			$ 15,000,000					$ 15,000,000
Income tax benefit recognized in net income for share-based compensation			$ 3,000,000	$ 3,000,000	$ 2,000,000
Weighted average grant-date fair value per share (usd per share)			$ 26.66	$ 19.01	$ 15.93
Restricted stock compensation expense			$ 12,000,000	$ 12,000,000	$ 10,000,000
Weighted average recognizing period of unrecognized compensation cost (in years)			1 year 11 months 26 days
Weighted-Average Fair Value On Vesting Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested based on the weighted-average fair value			$ 13,000,000	14,000,000	10,000,000
Weighted-Average Fair Value On Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested based on the weighted-average fair value			$ 9,000,000	$ 11,000,000	$ 10,000,000
Cash Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of average total shareholder return			50.00%	50.00%	50.00%
Percentage of job income sold			50.00%	50.00%	50.00%
Period of target level average			3 years
Number of shares, granted (in shares)			19,000,000	19,000,000	18,000,000
Award vesting period								3 years
Number of cash performance based award units forfeited (in shares)			7,000,000	3,000,000	3,000,000
Outstanding awards balance (in shares)			46,000,000					46,000,000
Expense for cash performance awards			$ 17,000,000	$ 34,000,000	$ 15,000,000
Liability for awards due within one year			21,000,000	27,000,000				$ 21,000,000
Liability for awards			$ 17,000,000	$ 23,000,000				$ 17,000,000
Cash Performance Awards | Scenario, Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						3 years	3 years